Balance Sheet Components - Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Balance Sheet Components
IPO expenses		$ 1,643
Intellectual property rights		761		$ 861
Lease deposit	$ 413	554		555
Prepaid expenses		433		799
Prepaid inventory		279		1,310
Other receivables		105		102
Assets recognized for costs incurred to fulfill a contract (*)	13	12	$ 12	39
Total		3,787		3,666
Less: Non-current assets		(881)		(993)
Prepaid expenses and other current assets	$ 5,466	$ 2,906		$ 2,673